Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	$ (77,998)	$ (53,083)
Non-cash changes	(9,801)	22,308
of which: foreign currency translation	(12,778)	11,195
of which: fair value changes	2,301	8,679
of which: hedge accounting and other effects	676	2,434
Balance	336,446	424,245	$ 189,943
Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		265,077
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(17,469)	5,062
Non-cash changes	(6,129)	7,644
of which: foreign currency translation	(6,630)	5,291
of which: hedge accounting and other effects	501	2,353
Balance	214,219	237,817	114,621
Debt issued measured at amortized cost | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		110,491
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(7,407)	3,169
Non-cash changes	(613)	381
of which: foreign currency translation	(613)	408
of which: hedge accounting and other effects		(27)
Balance	30,509	38,530	29,676
of which: short-term | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		5,303
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(10,062)	1,893
Non-cash changes	(5,516)	7,263
of which: foreign currency translation	(6,017)	4,882
of which: hedge accounting and other effects	501	2,380
Balance	183,709	199,288	84,945
of which: long-term | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		105,188
Securities financing transactions measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	1,533
Non-cash changes	(411)
of which: foreign currency translation	(376)
of which: hedge accounting and other effects	(35)
Balance	8,782	7,659
Securities financing transactions measured at amortized cost | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		7,659
Swiss National Bank funding
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(42,587)	(56,516)
Non-cash changes	(2,267)	4,224
of which: foreign currency translation	(2,267)	4,224
Balance	0	44,854
Swiss National Bank funding | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		97,146
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(19,194)	(520)
Non-cash changes	(1,186)	10,262
of which: foreign currency translation	(3,245)	1,780
of which: fair value changes	2,388	8,507
of which: hedge accounting and other effects	(329)	(25)
Balance	107,909	128,289	73,638
Debt issued designated at fair value | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		44,909
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(281)	(1,109)
Non-cash changes	192	178
of which: foreign currency translation	(260)	(99)
of which: fair value changes	(87)	172
of which: hedge accounting and other effects	539	105
Balance	$ 5,536	5,625	$ 1,684
Over-the-counter debt instruments | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group		$ 4,872